[LETTERHEAD]
FPS SERVICES, INC.
3200 Horizon Drive
King Of Prussia, PA 19406-0903

December 10, 1997


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Stratton Monthly Dividend Shares, Inc. (the "Registrant")
       1940 Act File No. 811-2240
       1933 Act File No. 2-42379

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated May 15, 1997, as supplemented December 10, 1997.

The purpose of this filing is to inform shareholders of the change in the Funds' name and in the Industry Concentration Policy.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4753. Thank you for your continued courtesy and cooperation.

Sincerely,

/s/ Michelle A. Whalen

Michelle A. Whalen
Senior Corporate Compliance Administrator


          STRATTON MONTHLY DIVIDEND REIT SHARES, INC.


Supplement dated December 10, 1997 to the Prospectus & Statement of Additional Information dated May 15, 1997.

Pursuant to a vote of a majority of the Fund's outstanding shares, the Fund's name has been changed to Stratton Monthly Dividend REIT Shares, Inc. ("SMDS") and the industry concentration policy found on page 7 of the Prospectus has been changed to:

     "The Fund intends to invest at least 25% of its assets in securities of real estate investment trusts."